RELATED-PARTY TRANSACTIONS - Key management share ownership (Details) - shares	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Directors and Prescribed officers
Disclosure of transactions between related parties [line items]
Total share ownership		6,932,106,000	2,099,116,000
Directors
Disclosure of transactions between related parties [line items]
Total share ownership		6,341,368	1,910,680
Neal Froneman
Disclosure of transactions between related parties [line items]
Total share ownership	4,125,184	3,342,087	804,402
Percentage of shares		0.15%	0.09%
Charl Keyter
Disclosure of transactions between related parties [line items]
Total share ownership	1,385,352	1,212,745	469,954
Percentage of shares		0.06%	0.05%
Tim Cumming
Disclosure of transactions between related parties [line items]
Total share ownership	102	102	100
Barry Davison
Disclosure of transactions between related parties [line items]
Total share ownership	1,507,414	1,507,414	500,000
Percentage of shares		0.07%	0.05%
Rick Menell
Disclosure of transactions between related parties [line items]
Total share ownership	104,448	104,448	44,800
Sello Moloko
Disclosure of transactions between related parties [line items]
Total share ownership	107,245	107,245	46,000
Keith Rayner
Disclosure of transactions between related parties [line items]
Total share ownership	66,339	66,339	45,000
Sue van der Merwe
Disclosure of transactions between related parties [line items]
Total share ownership	988	988	424
Chris Bateman
Disclosure of transactions between related parties [line items]
Total share ownership	12,722
Hartley Dikgale
Disclosure of transactions between related parties [line items]
Total share ownership	367,168	292,785	175,215
Percentage of shares		0.01%	0.02%
Themba Nkosi
Disclosure of transactions between related parties [line items]
Total share ownership	18,370	18,370	367
Wayne Robinson
Disclosure of transactions between related parties [line items]
Total share ownership	101,997	346
Richard Stewart
Disclosure of transactions between related parties [line items]
Total share ownership	187,412	102,971	12,854
Robert Van Niekerk
Disclosure of transactions between related parties [line items]
Total share ownership	302,251	176,266
Percentage of shares		0.01%